Key risk themes - Stress-tested Non-recourse CRE Portfolio Stagewise (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Weighted average LTV, in %
Total Stress tested CRE portfolio, in percent, Germany		10.00%	9.00%
Total stress tested CRE Office Loans portfolio in Germany, in percent		15.00%	14.00%
Gross Carrying Amount
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Total	[1]	€ 23,366	€ 24,288
Stage 1	[1]	14,527	14,402
Stage 2	[1]	4,733	6,277
Stage 3	[1]	4,106	3,609
There of: Forborne exposure	[1]	€ 4,769	€ 5,133
thereof:
North America	[1]	49.00%	51.00%
Western Europe (including Germany)	[1],[2]	45.00%	44.00%
Asia/Pacific	[1]	6.00%	5.00%
thereof: offices	[1]	35.00%	35.00%
North America	[1]	18.00%	18.00%
Western Europe (including Germany)	[1],[3]	16.00%	16.00%
Asia/Pacific	[1]	1.00%	1.00%
thereof: residential	[1]	15.00%	15.00%
thereof: hospitality	[1]	17.00%	15.00%
thereof: retail	[1]	9.00%	11.00%
Weighted average LTV, in %
Investment Bank	[1]	67.00%	65.00%
Corporate Bank	[1]	58.00%	58.00%
Other Business	[1]	84.00%	70.00%
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio
Weighted average LTV, in %
Allowance for Credit Losses	[1],[4]	€ 1,129	€ 903
Provision for Credit Losses	[1],[4]	395	712
thereof: North America	[1]	€ 332	€ 613

[1]	Loans at amortized cost
[2]	Germany accounts for ca 10% of the total stress-tested CRE portfolio as of June 30, 2026 and 9% as of December 31, 2025, respectively.
[3]	Office loans in Germany accounted for 15% of total office loans in the stress-tested CRE portfolio as of June 30, 2026, and 14% as of December 31, 2025, respectively.
[4]	Allowance for Credit Losses and Provision for Credit Losses do not include country risk allowances/provisions.